Business Combinations - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Parenthetical) (Details)	Jan. 01, 2020 $ / shares
Heritage Bancorp Inc [Member]
Business Acquisition [Line Items]
Business combination, share price	$ 21.53